Angel Oak High Yield Opportunities ETF
Schedule of Investments
October 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS - 88.3%	Par	Value
Basic Materials - 8.1%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031 (a)	$250,000	$262,428
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	100,000	103,554
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030 (a)	500,000	511,708
7.00%, 03/15/2032 (a)	250,000	255,936
7.63%, 01/15/2034 (a)	350,000	364,151
Consolidated Energy Finance SA
6.50%, 05/15/2026 (a)	500,000	479,415
5.63%, 10/15/2028 (a)	200,000	136,816
12.00%, 02/15/2031 (a)	700,000	498,365
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	1,200,000	1,199,639
First Quantum Minerals Ltd., 7.25%, 02/15/2034 (a)	1,830,000	1,901,912
Hecla Mining Co., 7.25%, 02/15/2028	276,000	278,362
Magnera Corp., 7.25%, 11/15/2031 (a)	800,000	691,512
Mercer International, Inc., 5.13%, 02/01/2029	750,000	485,693
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	1,110,000	1,129,987
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)	200,000	209,918
Novelis Corp., 4.75%, 01/30/2030 (a)	350,000	338,533
Olin Corp., 6.63%, 04/01/2033 (a)	550,000	545,340
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	1,000,000	1,058,512
		10,451,781

Communications - 4.7%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	500,000	498,398
CMG Media Corp., 8.88%, 06/18/2029 (a)	250,000	219,805
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (a)	800,000	764,971
CSC Holdings LLC, 5.50%, 04/15/2027 (a)	500,000	464,425
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029 (a)	509,000	147,610
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	1,230,000	1,226,456
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	500,000	515,972
Gray Media, Inc., 5.38%, 11/15/2031 (a)	1,000,000	695,382
Lamar Media Corp., 4.88%, 01/15/2029	250,000	247,999
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	500,000	500,107
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (a)	650,000	628,451
Urban One, Inc., 7.38%, 02/01/2028 (a)	200,000	102,200
		6,011,776

Consumer, Cyclical - 12.4%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	500,000	517,353
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	83,333	83,597
American Axle & Manufacturing, Inc.
5.00%, 10/01/2029	1,000,000	951,128
7.75%, 10/15/2033 (a)	650,000	651,585
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	1,320,000	1,242,724
Carnival Corp., 6.00%, 05/01/2029 (a)	350,000	355,250
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	600,000	640,543
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	1,000,000	1,037,481
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032 (a)	1,110,000	1,136,587
FirstCash, Inc., 4.63%, 09/01/2028 (a)	500,000	493,541
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	870,000	864,925
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	100,000	100,367
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033 (a)	500,000	512,365
LCM Investments Holdings LLC, 8.25%, 08/01/2031 (a)	100,000	105,300
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	250,000	248,856
3.88%, 06/01/2029 (a)	500,000	477,898
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	500,000	494,941
NCL Corp. Ltd., 6.25%, 03/01/2030 (a)	500,000	508,809
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (a)	100,000	106,558
New Red Finance, Inc., 4.38%, 01/15/2028 (a)	250,000	247,070
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	540,000	555,345
Phinia, Inc., 6.75%, 04/15/2029 (a)	495,000	511,267
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	500,000	512,419
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (a)	100,000	100,878
Saks Global Enterprises LLC
11.00%, 12/15/2029 (a)	137,500	31,969
11.00%, 12/15/2029 (a)	275,000	121,000
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	900,000	937,658
SGUS LLC, 11.00%, 12/15/2029 (a)	177,500	153,983
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	450,000	472,180
Viking Cruises Ltd., 5.88%, 10/15/2033 (a)	1,120,000	1,139,255
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/2028 (a)	100,000	104,066
White Cap Buyer LLC, 6.88%, 10/15/2028 (a)	500,000	500,317
		15,917,215

Consumer, Non-cyclical - 12.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	1,090,000	1,128,165
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	250,000	262,423
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	400,000	376,563
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	250,000	253,471
Bidfair Holdings, Inc., 5.88%, 06/01/2029 (a)	500,000	474,931
Chobani Holdco LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	327,434	347,671
Concentra Health Services, Inc., 6.88%, 07/15/2032 (a)	600,000	626,572
DaVita, Inc., 6.88%, 09/01/2032 (a)	900,000	933,309
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	500,000	508,647
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	800,000	808,345
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	500,000	539,284
Herc Holdings, Inc., 6.63%, 06/15/2029 (a)	250,000	258,395
Hertz Corp., 12.63%, 07/15/2029 (a)	350,000	346,840
Insulet Corp., 6.50%, 04/01/2033 (a)	250,000	260,711
Korn Ferry, 4.63%, 12/15/2027 (a)	250,000	248,205
Matthews International Corp., 8.63%, 10/01/2027 (a)	250,000	257,577
Medline Borrower LP, 5.25%, 10/01/2029 (a)	1,000,000	996,850
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	550,000	554,183
NESCO Holdings, Inc., 5.50%, 04/15/2029 (a)	100,000	97,842
Performance Food Group, Inc.
4.25%, 08/01/2029 (a)	500,000	488,206
6.13%, 09/15/2032 (a)	250,000	256,987
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,150,000	1,160,863
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	1,120,000	1,137,129
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	500,000	512,190
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	550,000	527,657
Sotheby's, 7.38%, 10/15/2027 (a)	300,000	300,344
TreeHouse Foods, Inc., 4.00%, 09/01/2028	600,000	587,231
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	500,000	485,167
US Foods, Inc., 7.25%, 01/15/2032 (a)	200,000	210,084
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,100,000	1,145,090
		16,090,932

Diversified - 0.5%
Stena International SA, 7.25%, 01/15/2031 (a)	625,000	639,948

Energy - 15.0%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	700,000	741,313
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (a)	1,250,000	1,252,847
6.63%, 02/01/2032 (a)	100,000	103,615
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (a)	252,000	252,980
6.63%, 09/01/2032 (a)	800,000	822,946
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033 (a)	100,000	101,866
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030 (a)	185,437	185,861
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 01/15/2027 (a)	600,000	599,192
9.75%, 07/15/2028 (a)	200,000	197,003
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)	100,000	99,214
5.88%, 01/15/2030 (a)	700,000	666,791
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	475,000	496,575
8.00%, 05/15/2033	250,000	258,463
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	198,000	209,281
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	430,000	439,574
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	350,000	370,215
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029 (a)	900,000	883,767
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034 (a)	250,000	257,826
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	250,000	252,059
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (a)	500,000	519,536
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	500,000	483,099
Northriver Midstream Finance LP, 6.75%, 07/15/2032 (a)	100,000	101,985
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	500,000	496,684
Rockies Express Pipeline LLC, 6.75%, 03/15/2033 (a)	100,000	104,789
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	1,000,000	1,052,248
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,250,000	1,168,079
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	500,000	508,133
5.63%, 03/15/2031 (a)	100,000	100,127
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	1,000,000	993,138
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	250,000	261,921
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	625,000	645,916
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031 (a)	250,000	231,327
3.88%, 11/01/2033 (a)	250,000	220,859
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	1,500,000	1,403,439
8.38%, 06/01/2031 (a)	700,000	719,261
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)	1,009,000	1,028,368
Western Midstream Operating LP, 7.25%, 04/01/2030 (a)	450,000	479,643
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	500,000	500,229
		19,210,169

Financial - 20.2%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030 (a)	500,000	460,718
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	600,000	632,779
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	250,000	247,133
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	600,000	600,837
Encore Capital Group, Inc.
8.50%, 05/15/2030 (a)	500,000	526,945
6.63%, 04/15/2031 (a)	325,000	322,730
EZCORP, Inc., 7.38%, 04/01/2032 (a)	860,000	910,523
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	1,100,000	1,155,709
8.38%, 04/01/2032 (a)	1,000,000	1,043,589
GGAM Finance Ltd., 5.88%, 03/15/2030 (a)	1,240,000	1,257,050
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	1,100,000	1,133,869
goeasy Ltd.
4.38%, 05/01/2026 (a)	500,000	494,828
9.25%, 12/01/2028 (a)	200,000	207,477
7.63%, 07/01/2029 (a)	900,000	907,222
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	161,000	159,456
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	1,090,000	1,137,894
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	250,000	246,530
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	900,000	933,859
LD Holdings Group LLC, 6.13%, 04/01/2028 (a)	400,000	373,398
LPL Holdings, Inc., 4.63%, 11/15/2027 (a)	500,000	498,506
Millrose Properties, Inc., 6.38%, 08/01/2030 (a)	200,000	202,778
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	500,000	353,575
OneMain Finance Corp., 7.13%, 11/15/2031	1,100,000	1,140,842
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	1,090,000	1,127,389
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)	450,000	449,263
PHH Corp., 9.88%, 11/01/2029 (a)	600,000	602,917
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	1,800,000	1,897,807
PRA Group, Inc.
5.00%, 10/01/2029 (a)	500,000	455,275
8.88%, 01/31/2030 (a)	100,000	101,595
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	100,000	105,466
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	270,000	278,001
Rocket Cos., Inc.
6.50%, 08/01/2029 (a)	750,000	778,863
6.38%, 08/01/2033 (a)	800,000	834,384
Starwood Property Trust, Inc., 5.75%, 01/15/2031 (a)	560,000	568,603
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	350,000	362,430
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	1,000,000	1,059,962
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	940,000	880,668
UWM Holdings LLC, 6.25%, 03/15/2031 (a)	950,000	948,885
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	550,000	563,331
		25,963,086

Industrial - 11.2%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	500,000	509,782
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (a)	100,000	104,684
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)	500,000	518,052
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	250,000	260,512
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	550,000	555,496
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	1,070,000	1,124,786
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	600,000	602,528
Coherent Corp., 5.00%, 12/15/2029 (a)	500,000	495,134
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (a)	1,200,000	1,211,618
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	280,000	286,002
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	1,260,000	1,220,730
Knife River Corp., 7.75%, 05/01/2031 (a)	800,000	838,694
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	100,000	97,280
Moog, Inc., 4.25%, 12/15/2027 (a)	250,000	247,999
Mueller Water Products, Inc., 4.00%, 06/15/2029 (a)	300,000	290,058
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	750,000	735,943
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	700,000	729,014
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	200,000	196,239
Sealed Air Corp.
7.25%, 02/15/2031 (a)	100,000	105,097
6.50%, 07/15/2032 (a)	400,000	414,330
Seaspan Corp., 5.50%, 08/01/2029 (a)	590,000	568,708
Sensata Technologies BV, 5.88%, 09/01/2030 (a)	250,000	252,689
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	500,000	498,732
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	600,000	617,407
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (a)	100,000	105,823
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	100,000	103,712
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (a)	600,000	626,596
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	500,000	493,057
XPO, Inc., 7.13%, 06/01/2031 (a)	500,000	522,493
		14,333,195

Technology - 2.0%
Amkor Technology, Inc., 5.88%, 10/01/2033 (a)	500,000	509,266
CACI International, Inc., 6.38%, 06/15/2033 (a)	400,000	416,388
Unisys Corp., 10.63%, 01/15/2031 (a)	800,000	850,098
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	700,000	726,080
		2,501,832

Utilities - 1.7%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)	560,000	566,645
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	500,000	515,161
Pike Corp., 8.63%, 01/31/2031 (a)	225,000	240,360
Vistra Operations Co. LLC
7.75%, 10/15/2031 (a)	100,000	106,194
6.88%, 04/15/2032 (a)	250,000	262,777
VoltaGrid LLC, 7.38%, 11/01/2030 (a)(b)	500,000	508,838
		2,199,975
TOTAL CORPORATE OBLIGATIONS (Cost $114,030,012)		113,319,909

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.0%	Par	Value
Bellemeade Re Ltd., Series 2024-1, Class B1, 9.73% (30 day avg SOFR US + 5.55%), 08/25/2034 (a)	500,000	516,967
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class B5, 6.71%, 07/25/2054 (a)(c)	1,016,000	849,249
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(c)	658,631	593,024
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class B5, 6.78%, 07/25/2054 (a)(c)	1,160,000	975,318
Radnor RE Ltd., Series 2024-1, Class B1, 9.33% (30 day avg SOFR US + 5.15%), 09/25/2034 (a)	500,000	520,168
Rate Mortgage Trust, Series 2024-J1, Class B5, 6.46%, 07/25/2054 (a)(c)	929,000	730,980
Rithm Capital Corp., Series 2015-1A, Class B6, 5.19%, 05/28/2052 (a)(c)	1,236,597	969,368
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,224,914)		5,155,074

ASSET-BACKED SECURITIES - 3.6%	Par	Value
Automobile - 2.4%
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030 (a)	250,000	267,774
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	200,000	207,503
Exeter Automobile Receivables Trust
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	200,000	194,084
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	200,000	213,750
Huntington Bancshares, Inc., Series 2025-2, Class D, 7.43% (30 day avg SOFR US + 3.25%), 09/20/2033 (a)	281,894	281,185
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.43% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	121,114	123,713
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	500,000	504,616
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class E, 11.09%, 02/27/2034 (a)	500,000	500,113
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	493,135	495,097
Veros Automobile Receivables Trust, Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	250,000	259,399
		3,047,234

Consumer - 0.9%
Affirm, Inc., Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	100,000	100,614
Pagaya AI Debt Selection Trust,
Series 2025-5, Class E, 9.70%, 03/15/2033 (a)	500,000	505,895
Series 2025-6, Class E, 8.48%, 04/15/2033 (a)	200,000	199,095
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	202,616
Upstart Securitization Trust, Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	78,663	80,325
		1,088,545

Equipment - 0.3%
Octane Receivables Trust,
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	200,000	204,887
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	200,000	211,454
		416,341
TOTAL ASSET-BACKED SECURITIES (Cost $4,479,202)		4,552,120

EXCHANGE TRADED FUNDS - 1.9%	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	65,451	2,459,649
TOTAL EXCHANGE TRADED FUNDS (Cost $2,450,591)		2,459,649

COMMON STOCKS - 0.2%	Shares	Value
Energy - 0.2%
Enviva Escrow (d)(e)	400,000	0
Enviva LLC (e)	14,555	247,435
		247,435
TOTAL COMMON STOCKS (Cost $502,759)		247,435

SHORT-TERM INVESTMENTS - 1.6%	Shares	Value
Money Market Funds – 1.6% First American Government Obligations Fund - Class U, 4.05% (f)	2,088,320	2,088,320
TOTAL SHORT-TERM INVESTMENTS (Cost $2,088,320)		2,088,320

TOTAL INVESTMENTS - 99.6% (Cost $128,775,798)		127,822,507
Other Assets in Excess of Liabilities - 0.4%		525,742
TOTAL NET ASSETS - 100.0%	0.0%	$128,348,249

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $114,272,164 or 89.0% of the Fund’s net assets.

(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(d)
As of October 31, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$113,319,909	$–	$113,319,909
Residential Mortgage-Backed Securities	–	5,155,074	–	5,155,074
Asset-Backed Securities	–	4,552,120	–	4,552,120
Exchange Traded Funds	2,459,649	–	–	2,459,649
Common Stocks	–	247,435	0	247,435
Short-Term Investments	2,088,320	–	–	2,088,320
Total	$4,547,969	$123,274,538	$0	$127,822,507

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of October 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.